Shareholder Fees {- Fidelity® Export and Multinational Fund}	Oct. 30, 2020 USD ($)
08.31 Fidelity Export and Multinational Fund K PRO-08 | Fidelity® Export and Multinational Fund
Shareholder Fees:
(fees paid directly from your investment)	none